Label	Element	Value
Invesco® V.I. S&P 500 Buffer Fund - March | Invesco® V.I. S&P 500 Buffer Fund - March
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco® V.I. S&P 500 Buffer Fund - March